Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our compensation has not included awards of stock options, stock appreciation rights, or similar option-like instruments as a component of our Long-Term Performance Plan or our Long-Term Performance Equity Plan. If in the future we anticipate granting such types of awards, we will adopt a policy regarding how the Board will determine when to grant such awards and how the Committee and the Board will take material non-public information into account when determining the timing of the grants and the terms of the awards.

Award Timing Method
Our compensation has not included awards of stock options, stock appreciation rights, or similar option-like instruments as a component of our Long-Term Performance Plan or our Long-Term Performance Equity Plan. If in the future we anticipate granting such types of awards, we will adopt a policy regarding how the Board will determine when to grant such awards and how the Committee and the Board will take material non-public information into account when determining the timing of the grants and the terms of the awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our compensation has not included awards of stock options, stock appreciation rights, or similar option-like instruments as a component of our Long-Term Performance Plan or our Long-Term Performance Equity Plan.
MNPI Disclosure Timed for Compensation Value	false